Segment Data (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended										12 Months Ended
	Dec. 31, 2011		Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010		Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues from services	$ 5,484.0		$ 5,782.3	$ 5,667.3	$ 5,072.4	$ 5,209.6		$ 4,972.0	$ 4,585.6	$ 4,099.3	$ 22,006.0		$ 18,866.5		$ 16,038.7
Operating Unit Profit (Loss)											602.0		382.0		202.0
Corporate expenses											(123.1)		(101.2)		(77.4)
Goodwill and intangible asset impairment charges	0		0	0	0	(428.8)		0	0	0	0		(428.8)		(61.0)
Amortization of intangible assets											(38.9)	[1]	(39.3)	[1]	(21.9)	[1]
Reclassification of French business tax											84.2	[2]	65.3	[2]	0
Interest and other expenses											(44.3)		(43.2)		(64.6)
Earnings (loss) before income taxes											479.9		(165.2)		(22.9)
Total Assets	6,899.7					6,729.7					6,899.7		6,729.7		6,213.8
Other segment disclosures [Abstract]
Depreciation and Amortization Expense											104.4		110.1		97.2
Amortization of intangible assets											38.9	[1]	39.3	[1]	21.9	[1]
Earnings from Equity Investments											3.9		4.6		3.0
Equity Investments	75.9					71.6					75.9		71.6		65.5
Long-Lived Assets	188.9					192.2					188.9		192.2		201.0
Additions to Long-Lived Assets											64.9		58.5		35.1
United States [Member]
Other segment disclosures [Abstract]
Long-Lived Assets	41.1					48.2					41.1		48.2		50.8
Revenues by geographical region
Revenues from services											3,254.6		2,940.1		2,059.4
France [Member]
Other segment disclosures [Abstract]
Long-Lived Assets	48.1					45.8					48.1		45.8		45.1
Revenues by geographical region
Revenues from services											6,201.9		5,240.7		4,710.3
Italy [Member]
Other segment disclosures [Abstract]
Long-Lived Assets	8.1					8.1					8.1		8.1		9.3
Revenues by geographical region
Revenues from services											1,277.1		1,065.0		967.8
United Kingdom [Member]
Other segment disclosures [Abstract]
Long-Lived Assets	12.9					15.3					12.9		15.3		16.7
Revenues by geographical region
Revenues from services											1,880.4		1,822.2		1,738.0
Total Foreign [Member]
Other segment disclosures [Abstract]
Long-Lived Assets	147.8					144.0					147.8		144.0		150.2
Revenues by geographical region
Revenues from services											18,751.4		15,926.4		13,979.3
Americas reportable segment [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues from services											4,649.4		4,048.9		2,753.3
Operating Unit Profit (Loss)											141.9		79.3		(21.3)
Total Assets	1,721.7					1,619.0					1,721.7		1,619.0		849.6
Other segment disclosures [Abstract]
Depreciation and Amortization Expense											17.5		19.1		16.3
Long-Lived Assets	46.0					49.4					46.0		49.4		46.4
Additions to Long-Lived Assets											15.5		10.1		5.7
Americas reportable segment [Member] | United States reportable segment [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues from services											3,137.3	[3]	2,783.4	[3]	1,786.0	[3]
Operating Unit Profit (Loss)											94.1		42.8		(41.4)
Total Assets	1,429.9					1,361.4					1,429.9		1,361.4		630.7
Other segment disclosures [Abstract]
Depreciation and Amortization Expense											13.5		15.4		12.6
Long-Lived Assets	35.5					39.7					35.5		39.7		37.3
Additions to Long-Lived Assets											10.0		6.4		3.5
Americas reportable segment [Member] | Other Americas reportable segment [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues from services											1,512.1		1,265.5		967.3
Operating Unit Profit (Loss)											47.8		36.5		20.1
Total Assets	291.8					257.6					291.8		257.6		218.9
Other segment disclosures [Abstract]
Depreciation and Amortization Expense											4.0		3.7		3.7
Long-Lived Assets	10.5					9.7					10.5		9.7		9.1
Additions to Long-Lived Assets											5.5		3.7		2.2
Southern Europe reportable segment [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues from services											8,211.8		6,951.7		6,217.2
Operating Unit Profit (Loss)											170.1		101.8		42.6
Total Assets	2,294.3					2,267.9					2,294.3		2,267.9		2,622.5
Other segment disclosures [Abstract]
Depreciation and Amortization Expense											18.4		19.3		23.1
Earnings from Equity Investments											(0.4)		(0.6)		(0.9)
Equity Investments	0.1					0.4					0.1		0.4		1.1
Long-Lived Assets	62.4					59.8					62.4		59.8		61.1
Additions to Long-Lived Assets											23.2		24.4		9.1
Southern Europe reportable segment [Member] | France reportable segment [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues from services											6,179.1		5,208.6		4,675.5
Operating Unit Profit (Loss)											85.2		47.1		20.8
Total Assets	1,822.7					1,826.0					1,822.7		1,826.0		2,220.1
Other segment disclosures [Abstract]
Depreciation and Amortization Expense											12.4		12.6		15.3
Earnings from Equity Investments											(0.4)		(0.6)		(0.9)
Equity Investments	0.1					0.4					0.1		0.4		1.1
Long-Lived Assets	46.0					43.2					46.0		43.2		42.1
Additions to Long-Lived Assets											16.4		18.8		5.7
Southern Europe reportable segment [Member] | Italy reportable segment [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues from services											1,255.8		1,044.2		950.8
Operating Unit Profit (Loss)											74.1		47.5		27.9
Total Assets	301.3					271.3					301.3		271.3		239.7
Other segment disclosures [Abstract]
Depreciation and Amortization Expense											3.3		3.8		4.4
Long-Lived Assets	7.9					7.7					7.9		7.7		8.6
Additions to Long-Lived Assets											3.7		3.6		1.6
Southern Europe reportable segment [Member] | Other Southern Europe reportable segment [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues from services											776.9		698.9		590.9
Operating Unit Profit (Loss)											10.8		7.2		(6.1)
Total Assets	170.3					170.6					170.3		170.6		162.7
Other segment disclosures [Abstract]
Depreciation and Amortization Expense											2.7		2.9		3.4
Long-Lived Assets	8.5					8.9					8.5		8.9		10.4
Additions to Long-Lived Assets											3.1		2.0		1.8
APME reportable segment [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues from services											2,661.7		2,147.2		1,728.0
Operating Unit Profit (Loss)											78.8		47.2		26.5
Total Assets	472.4					395.1					472.4		395.1		314.4
Other segment disclosures [Abstract]
Depreciation and Amortization Expense											5.1		4.6		5.6
Earnings from Equity Investments											0		0		0.6
Equity Investments	0.8					0.7					0.8		0.7		0.4
Long-Lived Assets	23.3					17.8					23.3		17.8		13.9
Additions to Long-Lived Assets											5.5		7.2		2.2
Right Management reportable segment [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues from services											323.7		374.6		559.4
Operating Unit Profit (Loss)											(1.4)		3.5		113.4
Total Assets	75.7					86.1					75.7		86.1		228.7
Other segment disclosures [Abstract]
Depreciation and Amortization Expense											5.9		7.3		9.1
Equity Investments	0					0					0		0		0
Long-Lived Assets	11.4					15.9					11.4		15.9		21.4
Additions to Long-Lived Assets											2.3		2.9		6.3
Corporate reportable segment [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total Assets	621.3	[4]				679.4	[4]				621.3	[4]	679.4	[4]	800.6	[4]
Other segment disclosures [Abstract]
Depreciation and Amortization Expense											1.6		2.2		0
Long-Lived Assets	2.5					4.0					2.5		4.0		6.0
Additions to Long-Lived Assets											0		0.2		1.0
Northern Europe reportable segment [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues from services											6,159.4		5,344.1		4,780.8
Operating Unit Profit (Loss)											212.6		150.2		40.8
Total Assets	1,714.3					1,682.2					1,714.3		1,682.2		1,398.0
Other segment disclosures [Abstract]
Depreciation and Amortization Expense											17.0		18.3		21.2
Earnings from Equity Investments											4.3		5.2		3.3
Equity Investments	75.0					70.5					75.0		70.5		64.0
Long-Lived Assets	43.3					45.3					43.3		45.3		52.2
Additions to Long-Lived Assets											$ 18.4		$ 13.7		$ 10.8

[1]	Intangible asset amortization related to acquisitions was excluded from operating costs within the reportable segments and corporate expenses, and shown separately.
[2]	The French business tax, as disclosed in Note 5 to the Consolidated Financial Statements, is reported in Provision for income taxes rather than in Cost of services, in accordance with the current accounting guidance on income taxes. However, we view this tax as operational in nature. Accordingly, the financial information reviewed internally continues to include the French business tax within the Operating unit profit of our France reportable segment. Therefore, we have shown the amount of the French business tax above to reconcile to our Earnings (loss) before income taxes.
[3]	The U.S. revenues above represent revenues from our company-owned branches and franchise fees received from our franchise operations, which are discussed further on the financial highlights page.
[4]	Corporate assets include assets that were not used in the operations of any segment, the most significant of which were purchased intangibles and cash.